2. Summary of Significant Accounting Policies (Details 1) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common Stock Equivalents	27,319,166	28,735,916
Convertible Debt
Common Stock Equivalents	18,056,932	18,056,932
Stock Warrant
Common Stock Equivalents	9,062,234	9,728,984
Stock Options
Common Stock Equivalents	200,000	200,000
Unvested Restricted Stock- Chief Executive Officer
Common Stock Equivalents	0	750,000